                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-10471
                -------------------------------------------------

               CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
               Credit Suisse Institutional Money Market Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end:  December 31

Date of reporting period: January 1, 2004 to December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE INSTITUTIONAL FUNDS

Annual Report

December 31, 2004


CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

-  PRIME PORTFOLIO

-  GOVERNMENT PORTFOLIO

The Portfolios' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, is provided in the PROSPECTUS, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. The Funds are advised by Credit Suisse Asset Management, LLC.

THE VIEWS OF THE PORTFOLIOS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2004; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIOS' SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAMOR ANY AFFILIATE. PORTFOLIO INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2004 (unaudited)

                                                                February 1, 2005

Dear Shareholder:

   For the Credit Suisse Institutional Money Market Fund, Inc. -- Prime Portfolio, the annualized current yields for the seven day period ended December 31, 2004 were 1.99%, 1.89% and 1.74% for the Fund's Class A, Class B and Class C shares, respectively. The Fund's average weighted maturity as of December 31, 2004 was 45 days, down from 48 days on December 31, 2003.

MARKET OVERVIEW: RATES RISE FROM HISTORIC LOWS

   In our view, 2004 was another challenging year for money market vehicles. The major factor constraining money markets in the period was nominal short-term rates, which remained at historic lows of 1.00% for the first half of the year. However, at the end of June, the Fed raised rates 25 basis points and did so again at each of its four remaining open market committee meetings, bringing the fed funds rate at year-end to 2.25%. The still-low interest rate environment prompted most fixed income investors to seek out higher yielding opportunities outside of money market funds. This trend reversed somewhat as interest rates began to climb later in the year and defensive investors parked cash in money markets for safekeeping.

STRATEGIC REVIEW: HIGH QUALITY, SHORT DURATION

   Our investment approach during the latter half of the year was driven by our conviction that the Fed would continue its gradualist, "measured" pace of policy tightening. Consistent with our expectation that interest rates would rise, we kept the portfolio's overall duration short to minimize its vulnerability to rising rates. In addition, we concentrated the portfolio in asset-backed commercial paper, a sector with the highest credit quality. We also continued to buy opportunistically when market-based rates dropped to levels we felt were attractive.

OUTLOOK: CONTINUED TIGHTENING MEANS CAUTIOUS OPTIMISM

   Looking ahead we expect the Fed to continue its incremental pace of tightening, which in our view could have positive implications for money market vehicles. Our strategy going forward will be to keep our average weighted maturity on the short side as we monitor the risk from rising rates. Meanwhile we continue to look for opportunistic purchases when we feel market-based rates are sufficiently high.

Credit Suisse Asset Management, LLC

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004(1)

                                     1 YEAR            SINCE INCEPTION(2)
                                     ------            ------------------
          Class A                     1.22%                  1.32%
          Class B                     1.12%                  1.22%
          Class C                     0.97%                  1.06%

   PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE PORTFOLIO'S YIELD WILL FLUCTUATE. ALTHOUGH EACH PORTFOLIO SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH PORTFOLIO. AN INVESTMENT IN EACH PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

----------
(1) Returns assume reinvestment of dividends.
(2) Inception date 11/28/01.

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

   As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended December 31, 2004.

   The table illustrates your Portfolio's expenses in two ways:

   - ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   - HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

                   EXPENSES AND VALUE OF A $1,000 INVESTMENT
                FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2004

ACTUAL PORTFOLIO RETURN               CLASS A        CLASS B        CLASS C
                                     ----------     ----------     ----------
Beginning Account Value 7/1/04       $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/04        $ 1,007.60     $ 1,007.10     $ 1,006.40
Expenses Paid per $1,000*            $     1.01     $     1.51     $     2.27

HYPOTHETICAL 5% PORTFOLIO RETURN

Beginning Account Value 7/1/04       $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/04        $ 1,024.13     $ 1,023.63     $ 1,022.87
Expenses Paid per $1,000*            $     1.02     $     1.53     $     2.29

ANNUALIZED EXPENSE RATIOS*            CLASS A        CLASS B        CLASS C
                                     ----------     ----------     ----------
                                          0.20%          0.30%          0.45%

----------
* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Portfolio's prospectus.

[CHART]

SECTOR BREAKDOWN*

Asset Backed Commercial Paper           41.5%
Variable Rate Corporate Obligations     20.0%
United States Agency Obligations        18.9%
Repurchase Agreement                     9.0%
Commercial Paper                         7.2%
Certificates of Deposit                  2.4%
Asset Backed Securities                  1.0%

----------
* The Portfolio's sector breakdown is expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2004 (unaudited)
                                                                February 1, 2005

Dear Shareholder:

   For the Credit Suisse Institutional Money Market Fund, Inc. -- Government Portfolio, the annualized current yields for the seven day period ended December 31, 2004 were 1.88%, 1.78% and 1.63% for the Fund's Class A, Class B and Class C shares, respectively. The Fund's average weighted maturity as of December 31, 2004 was 66 days, up from 56 days on December 31, 2003.

MARKET OVERVIEW: RATES RISE FROM HISTORIC LOWS

   In our view, 2004 was another challenging year for money market vehicles. The major factor constraining money markets in the period was nominal short-term rates, which remained at historic lows of 1.00% for the first half of the year. However, at the end of June, the Fed raised rates 25 basis points and did so again at each of its four remaining open market committee meetings, bringing the fed funds rate at year-end to 2.25%. This still-low interest rate environment prompted most fixed income investors to seek out higher yielding opportunities outside of money market funds. This trend reversed somewhat as interest rates began to climb later in the year and defensive investors parked cash in money markets for safekeeping.

STRATEGIC REVIEW: HIGH QUALITY, SHORT DURATION

   Our investment approach during the latter half of the year was driven by our conviction that the Fed would continue its gradualist, "measured" pace of policy tightening. Consistent with our expectation that interest rates would rise, we kept the portfolio's overall duration short to minimize its vulnerability to rising rates. In addition, we concentrated the portfolio in asset-backed commercial paper, a sector with the highest credit quality. We also continued to buy opportunistically when market-based rates dropped to levels we felt were attractive.

OUTLOOK: CONTINUED TIGHTENING MEANS CAUTIOUS OPTIMISM

   Looking ahead we expect the Fed to continue its incremental pace of tightening, which in our view could have positive implications for money market vehicles. Our strategy going forward will be to keep our average weighted maturity on the short side as we monitor the risk from rising rates. Meanwhile we continue to look for opportunistic purchases when we feel market-based rates are sufficiently high.

Credit Suisse Asset Management, LLC

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004(1)

                            1 YEAR    SINCE INCEPTION(2)
                            ------    ------------------

          Class A            1.20%          1.39%
          Class B            1.10%          1.29%
          Class C            0.95%          1.14%

   PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE PORTFOLIO'S YIELD WILL FLUCTUATE. ALTHOUGH EACH PORTFOLIO SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH PORTFOLIO. AN INVESTMENT IN EACH PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

----------
(1)  Returns assume reinvestment of dividends.
(2)  Inception date 01/25/02.

INFORMATION ABOUT YOUR PORTFOLIO'S EXPENSES

   As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended December 31, 2004.

   The table illustrates your Portfolio's expenses in two ways:

   - ACTUAL PORTFOLIO RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   - HYPOTHETICAL 5% PORTFOLIO RETURN. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

                   EXPENSES AND VALUE OF A $1,000 INVESTMENT
                FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2004

ACTUAL PORTFOLIO RETURN               CLASS A        CLASS B         CLASS C
                                     ----------     ----------     ----------
Beginning Account Value 7/1/04       $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/04        $ 1,007.40     $ 1,007.00     $ 1,006.20
Expenses Paid per $1,000*            $     1.01     $     1.51     $     2.27

HYPOTHETICAL 5% PORTFOLIO RETURN

Beginning Account Value 7/1/04       $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/04        $ 1,024.13     $ 1,023.63     $ 1,022.87
Expenses Paid per $1,000*            $     1.02     $     1.53     $     2.29

ANNUALIZED EXPENSE RATIOS*            CLASS A        CLASS B        CLASS C
                                     ----------     ----------     ----------
                                          0.20%          0.30%          0.45%

----------
* EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE PORTFOLIO DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE PORTFOLIO'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Portfolio's prospectus.

[CHART]

SECTOR BREAKDOWN*

United States Agency Obligations        89.9%
Repurchase Agreement                    10.1%

----------
* The Portfolio's sector breakdown is expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO SCHEDULE OF INVESTMENTS
December 31, 2004

         PAR                                                     RATINGS+
        (000)                                                  (S&P/MOODY'S)     MATURITY     RATE%         VALUE
        -----                                                  -------------     --------     -----     -------------
ASSET BACKED COMMERCIAL PAPER (41.0%)
LOANED BACK ASSET BACKED COMMERCIAL PAPER (7.9%)
$     25,000   Atlantis One Funding Corp.                       (A-1+ , P-1)     01/18/05     2.050     $  24,975,916
      25,000   Moat Funding LLC                                 (A-1+ , P-1)     01/14/05     2.030        24,981,764
                                                                                                        -------------
                                                                                                           49,957,680
                                                                                                        -------------

MULTISELLER ASSET BACKED COMMERCIAL PAPER (27.1%)
      25,000   Barton Capital Corp.                             (A-1+ , P-1)     01/03/05     2.200        24,996,945
      25,000   Clipper Receivables Corp.                        (A-1 , P-1)      01/03/05     2.250        24,996,875
       8,000   Compass Securitization LLC                       (A-1+ , P-1)     01/31/05     2.325         7,984,533
      25,000   Jupiter Securitization Corp.                     (A-1+ , P-1)     01/03/05     2.200        24,996,944
      25,250   Maximillian Capital Corp.                        (A-1+ , P-1)     01/03/05     2.300        25,246,774
      25,000   Romulus Funding Corp.                            (A-1 , P-1)      03/16/05     2.483        24,873,069
      18,300   Sheffield Receivables Corp.                      (A-1+ , P-1)     01/03/05     2.200        18,297,763
      20,000   Windmill Funding Corp.                           (A-1+ , P-1)     01/03/05     2.180        19,997,578
                                                                                                        -------------
                                                                                                          171,390,481
                                                                                                        -------------

SINGLE SELLER ASSET BACKED COMMERCIAL PAPER (4.4%)
      28,000   Harwood Street Funding LLC                       (A-1+ , P-1)     01/03/05     2.471        27,996,158
                                                                                                        -------------
STRUCTURED INVESTMENT VEHICLE (1.6%)
      10,000   Sigma Finance, Inc.                              (A-1+ , P-1)     03/01/05     2.413         9,960,667
                                                                                                        -------------
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $259,304,986)                                                   259,304,986
                                                                                                        -------------

ASSET BACKED SECURITIES (0.9%)
FINANCE-OTHER (0.9%)
       5,846   GE Commercial Equipment Financing LLC##          (A-1+ , P-1)     01/20/05     2.370         5,846,107
         101   Wachovia Auto Owner Trust Series 2004-A,         (A-1+ , P-1)     06/20/05     1.569           100,725
                 Class A1
                                                                                                        -------------
TOTAL ASSET BACKED SECURITIES (Cost $5,946,832)                                                             5,946,832
                                                                                                        -------------

CERTIFICATES OF DEPOSIT (2.4%)
FINANCE (2.4%)
      15,000   HBOS Treasury Services PLC (Cost $15,000,000)    (A-1+ , P-1)     04/06/05     1.400        15,000,000
                                                                                                        -------------

COMMERCIAL PAPER (7.1%)
FINANCE (4.7%)
      30,000   BankAmerica Corp.                                (A-1 , P-1)      03/07/05     2.394        29,871,084
                                                                                                        -------------
FOOD & BEVERAGE (2.4%)
      14,950   Anheuser-Busch Companies, Inc.                   (A-1 , P-1)      01/03/05     2.150        14,948,214
                                                                                                        -------------
TOTAL COMMERCIAL PAPER(Cost $44,819,298)                                                                   44,819,298
                                                                                                        -------------

VARIABLE RATE CORPORATE OBLIGATIONS (19.8%)
BANKING (5.4%)
      21,000   Bank of Nova Scotia##                             (A+ , Aa3)      02/22/05     2.349        21,002,981
      13,000   US Bank N.A.##                                   (AA- , Aa2)      01/25/05     2.038        12,998,537
                                                                                                        -------------
                                                                                                           34,001,518
                                                                                                        -------------

         PAR                                                     RATINGS+
        (000)                                                  (S&P/MOODY'S)     MATURITY     RATE%         VALUE
        -----                                                  -------------     --------     -----     -------------
FINANCE (11.2%)
$     16,000   General Electric Capital Corp. Global Notes##    (AAA , Aaa)      03/15/05     2.615     $  16,005,902
      25,000   Morgan Stanley Global Notes##                     (A+ , Aa3)      01/18/05     2.523        25,023,123
      15,000   Wells Fargo & Co.##                              (AA- , Aa1)      03/17/05     2.491        15,003,891
      15,000   Wells Fargo & Co.##                              (AA- , Aa1)      03/29/05     2.579        15,008,641
                                                                                                        -------------
                                                                                                           71,041,557
                                                                                                        -------------

RETAIL (3.2%)
      20,000   Wal-Mart Stores, Inc.##                           (AA , Aa2)      02/22/05     2.296        20,000,000
                                                                                                        -------------
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS  (Cost $125,043,075)                                            125,043,075
                                                                                                        -------------

UNITED STATES AGENCY OBLIGATIONS (18.6%)
       7,000   Fannie Mae Discount Notes                        (AAA , Aaa)      01/07/05     1.310         6,998,472
      13,000   Fannie Mae Discount Notes                        (AAA , Aaa)      10/14/05     2.386        12,753,579
      20,000   Fannie Mae Notes##                               (AAA , Aaa)      01/06/05     1.916        19,992,322
      20,000   Fannie Mae Notes##                               (AAA , Aaa)      02/14/05     1.500        19,978,383
      10,700   Federal Home Loan Bank                           (AAA , Aaa)      11/15/05     6.500        11,052,146
       6,500   Freddie Mac Discount Notes                       (AAA , Aaa)      01/11/05     1.220         6,497,797
       5,000   Freddie Mac Discount Notes                       (AAA , Aaa)      03/08/05     1.170         4,989,275
      15,000   Freddie Mac Discount Notes                       (AAA , Aaa)      03/15/05     1.850        14,943,729
       6,000   Freddie Mac Discount Notes                       (AAA , Aaa)      04/05/05     1.380         5,978,380
      15,000   Freddie Mac Discount Notes                       (AAA , Aaa)      08/23/05     2.240        14,781,600
                                                                                                        -------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $117,965,683)                                                117,965,683
                                                                                                        -------------

REPURCHASE AGREEMENT (8.8%)
      56,000   Goldman Sachs Group, L.P. (Agreement dated
               12/31/04, to be repurchased at $56,000,680,
               collateralized by $3,065,000 United States
               Treasury Note 4.63% due 5/15/06 and
               $52,921,000 United States Treasury Note 4.00%
               due 6/15/09. Market Value of collateral is
               $57,120,694) (Cost $56,000,000)                  (A-1+ , P-1)     01/03/05     2.230        56,000,000
                                                                                                        -------------
TOTAL INVESTMENT AT VALUE (98.6%) (Cost $624,079,874)                                                     624,079,874

OTHER ASSET IN EXCESS OF LIABILITIES (1.4%)                                                                8,826,7070
                                                                                                        -------------
NET ASSETS (100.0)                                                                                      $ 632,906,581
                                                                                                        =============

                 Average Weighted--Maturity 45 days (unaudited)

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moodys") are unaudited.

## The interest rate is as of December 31, 2004 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO SCHEDULE OF INVESTMENTS
December 31, 2004

         PAR                                                     RATINGS+
        (000)                                                  (S&P/MOODY'S)     MATURITY     RATE%         VALUE
        -----                                                  -------------     --------     -----     -------------
UNITED STATES AGENCY OBLIGATIONS (84.6%)
$     10,000   Fannie Mae##                                     (AAA , Aaa)      01/18/05     2.288     $   9,998,788
       6,000   Fannie Mae                                       (AAA , Aaa)      03/29/05     1.400         6,000,000
       1,500   Fannie Mae Discount Notes                        (AAA , Aaa)      01/07/05     1.310         1,499,672
       5,000   Fannie Mae Discount Notes                        (AAA , Aaa)      03/04/05     1.195         4,989,710
       2,436   Fannie Mae Discount Notes                        (AAA , Aaa)      06/24/05     2.145         2,410,745
       3,000   Fannie Mae Discount Notes                        (AAA , Aaa)      10/14/05     2.386         2,943,134
       5,000   Fannie Mae Notes##                               (AAA , Aaa)      01/06/05     1.916         4,998,080
      10,000   Fannie Mae Discount Notes                        (AAA , Aaa)      03/01/05     2.110         9,965,420
       5,000   Fannie Mae Global Notes##                        (AAA , Aaa)      03/23/05     2.460         5,000,077
      10,000   Fannie Mae Notes Notes##                         (AAA , Aaa)      02/14/05     1.500         9,989,191
       6,000   Federal Home Loan Bank##                         (AAA , Aaa)      01/19/05     1.990         5,999,395
       7,000   Federal Home Loan Bank##                         (AAA , Aaa)      03/15/05     2.405         7,000,079
       4,000   Federal Home Loan Bank Discount Notes            (AAA , Aaa)      03/11/05     1.450         3,992,964
         999   Federal Home Loan Bank Discount Notes            (AAA , Aaa)      06/06/05     2.160           989,649
       1,500   Freddie Mac Discount Notes                       (AAA , Aaa)      01/11/05     1.220         1,499,492
       5,000   Freddie Mac Discount Notes                       (AAA , Aaa)      01/28/05     2.270         4,991,487
       2,000   Freddie Mac Discount Notes                       (AAA , Aaa)      03/08/05     1.170         1,995,710
       5,000   Freddie Mac Discount Notes                       (AAA , Aaa)      03/15/05     1.850         4,981,243
       1,000   Freddie Mac Discount Notes                       (AAA , Aaa)      04/05/05     1.380           996,397
       5,000   Freddie Mac Discount Notes                       (AAA , Aaa)      06/09/05     2.110         4,953,404
       3,216   Freddie Mac Discount Notes                       (AAA , Aaa)      08/23/05     2.160         3,170,847
                                                                                                        -------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $98,365,484)                                                  98,365,484
                                                                                                        -------------

REPURCHASE AGREEMENT (9.5%)
      11,000   Goldman Sachs Group, L.P. (Agreement dated
               12/31/04, to be repurchased at $11,000,681,
               collateralized by $11,272,000 United States
               Treasury Bond 3.50% due 12/15/09. Market
               Value of collateral is $11,220,695)
               (Cost $11,000,000)                               (A-1+ , P-1)     01/03/05     2.230        11,000,000
                                                                                                        -------------
TOTAL INVESTMENTS AT VALUE (94.1%) (Cost $109,365,484)                                                    109,365,484

OTHER ASSETS IN EXCESS OF LIABILITIES (5.9%)                                                                6,890,789
                                                                                                        -------------
NET ASSETS (100.0%)                                                                                     $ 116,256,273
                                                                                                        =============

                  Average Weighted Maturity--66 days (unaudited)

----------
+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moodys") are unaudited.

## The interest rate is as of December 31, 2004 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2004

                                                                                             PRIME          GOVERNMENT
                                                                                           PORTFOLIO        PORTFOLIO
                                                                                         -------------    -------------
ASSETS
     Investments at value (Cost $624,079,874, and $109,365,484, respectively) (Note 1)   $ 624,079,874    $ 109,365,484
     Cash                                                                                      326,067        1,720,172
     Receivable for portfolio shares sold                                                    8,223,080        5,193,306
     Interest receivable                                                                       629,656          148,262
     Receivable from investment adviser (Note 2)                                                    --            4,015
     Prepaid expenses                                                                           35,991           25,655
                                                                                         -------------    -------------
        Total Assets                                                                       633,294,668      116,456,894
                                                                                         -------------    -------------

LIABILITIES
     Advisory fee payable (Note 2)                                                              35,327               --
     Administrative services fee payable (Note 2)                                               74,827           15,127
     Distribution fee payable (Note 2)                                                          42,417            9,052
     Payable for portfolio shares redeemed                                                       2,571          135,635
     Dividend payable                                                                          127,538              143
     Other accrued expenses payable                                                            105,407           40,664
                                                                                         -------------    -------------
        Total Liabilities                                                                      388,087          200,621
                                                                                         -------------    -------------

NET ASSETS
     Capital stock, $0.001 par value (Note 3)                                                  632,094          116,244
     Paid-in capital (Note 3)                                                              632,318,916      116,127,722
     Undistributed net investment income                                                            --           12,307
     Accumulated net realized loss on investments                                              (44,429)              --
                                                                                         -------------    -------------
        Net Assets                                                                       $ 632,906,581    $ 116,256,273
                                                                                         =============    =============

A SHARES
     Net assets                                                                          $ 228,763,682    $  30,073,329
     Shares outstanding                                                                    228,790,336       30,068,977
                                                                                         -------------    -------------
     Net asset value, offering price, and redemption price per share                     $        1.00    $        1.00
                                                                                         =============    =============
B SHARES
     Net assets                                                                          $ 330,167,466    $  73,288,731
     Shares outstanding                                                                    330,180,579       73,282,712
                                                                                         -------------    -------------
     Net asset value, offering price, and redemption price per share                     $        1.00    $        1.00
                                                                                         =============    =============
C SHARES
     Net assets                                                                          $  73,975,433    $  12,894,213
     Shares outstanding                                                                     73,980,094       12,892,306
                                                                                         -------------    -------------
     Net asset value, offering price, and redemption price per share                     $        1.00    $        1.00
                                                                                         =============    =============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2004

                                                                                             PRIME         GOVERNMENT
                                                                                           PORTFOLIO        PORTFOLIO
                                                                                         -------------    -------------
INTEREST INCOME (Note 1)                                                                 $   9,593,498    $   2,208,017
                                                                                         -------------    -------------
EXPENSES
     Investment advisory fees (Note 2)                                                       1,345,518          322,979
     Administrative services fees (Note 2)                                                     398,814          100,636
     Distribution fees (Note 2)
        Class B                                                                                318,982           86,212
        Class C                                                                                234,458           45,500
     Custodian fees                                                                             59,838           18,456
     Registration fees                                                                          55,294           53,672
     Audit fees                                                                                 54,304           28,118
     Insurance expense                                                                          54,195           20,624
     Legal fees                                                                                 44,707           40,170
     Printing fees (Note 2)                                                                     15,455           14,660
     Transfer agent fees                                                                        11,009            4,696
     Directors' fees                                                                             8,829            8,829
     Miscellaneous expense                                                                      47,857            8,638
                                                                                         -------------    -------------
        Total expenses                                                                       2,649,260          753,190
     Less: fees waived (Note 2)                                                               (750,303)        (298,499)
                                                                                         -------------    -------------
        Net expenses                                                                         1,898,957          454,691
                                                                                         -------------    -------------
          Net investment income                                                              7,694,541        1,753,326
                                                                                         -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                                      (35,881)          12,307
                                                                                         -------------    -------------
     Net increase in net assets resulting from operations                                $   7,658,660    $   1,765,633
                                                                                         =============    =============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                      PRIME PORTFOLIO
                                          --------------------------------------
                                            FOR THE YEAR         FOR THE YEAR
                                                ENDED                ENDED
                                          DECEMBER 31, 2004    DECEMBER 31, 2003
                                          -----------------    -----------------
FROM OPERATIONS
   Net investment income                  $       7,694,541    $       7,144,677
   Net realized gain (loss)
     from investments                               (35,881)              (8,547)
                                          -----------------    -----------------
   Net increase in net assets
     resulting from operations                    7,658,660            7,136,130
                                          -----------------    -----------------

FROM DIVIDENDS

   Dividends from net investment income
     Class A shares                              (3,304,342)          (1,402,495)
     Class B shares                              (3,532,863)          (4,855,155)
     Class C shares                                (882,356)            (887,056)
                                          -----------------    -----------------
     Net decrease in net assets
       from dividends                            (7,719,561)          (7,144,706)
                                          -----------------    -----------------

FROM CAPITAL SHARE TRANSACTIONS
     (Note 3)
   Proceeds from sale of shares               3,183,156,729        2,467,930,226
   Reinvestment of dividends                      5,715,089            6,463,033
   Net asset value of shares redeemed        (3,177,888,238)      (2,703,761,911)
                                          -----------------    -----------------
     Net increase (decrease) in
       net assets from capital
       share transactions                        10,983,580         (229,368,652)
                                          -----------------    -----------------
   Net increase (decrease) in
     net assets                                  10,922,679         (229,377,228)

NET ASSETS

   Beginning of year                            621,983,902          851,361,130
                                          -----------------    -----------------
   End of year                            $     632,906,581    $     621,983,902
                                          =================    =================
   Undistributed net investment
     income                               $              --    $          25,020
                                          =================    =================

                                                   GOVERNMENT PORTFOLIO
                                          --------------------------------------
                                            FOR THE YEAR         FOR THE YEAR
                                                ENDED                ENDED
                                          DECEMBER 31, 2004    DECEMBER 31, 2003
                                          -----------------    -----------------
FROM OPERATIONS
   Net investment income                  $       1,753,326    $       1,436,963
   Net realized gain (loss)
     from investments                                12,307                2,576
                                          -----------------    -----------------
   Net increase in net assets
     resulting from operations                    1,765,633            1,439,539
                                          -----------------    -----------------

FROM DIVIDENDS

   Dividends from net investment income
     Class A shares                                (645,659)            (477,851)
     Class B shares                                (949,789)            (782,120)
     Class C shares                                (160,454)            (177,021)
                                          -----------------    -----------------
     Net decrease in net assets
       from dividends                            (1,755,902)          (1,436,992)
                                          -----------------    -----------------

FROM CAPITAL SHARE TRANSACTIONS
     (Note 3)
   Proceeds from sale of shares                 633,179,087        1,564,271,043
   Reinvestment of dividends                      1,663,629            1,339,242
   Net asset value of shares redeemed          (676,565,670)      (1,588,329,168)
                                          -----------------    -----------------
     Net increase (decrease) in
       net assets from capital
       share transactions                       (41,722,954)         (22,718,883)
                                          -----------------    -----------------
   Net increase (decrease) in
     net assets                                 (41,713,223)         (22,716,336)
NET ASSETS

   Beginning of year                            157,969,496          180,685,832
                                          -----------------    -----------------
   End of year                            $     116,256,273    $     157,969,496
                                          =================    =================
   Undistributed net investment
     income                               $          12,307    $           2,576
                                          =================    =================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.-- PRIME PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class A Share of the Portfolio Outstanding Throughout Each Period)

                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                            ----------------------------------------------------------------
                                                                2004             2003             2002            2001(1)
                                                            -------------    -------------    -------------    -------------
PER SHARE DATA
   Net asset value, beginning of period                     $      1.0000    $      1.0000    $      1.0000    $      1.0000
                                                            -------------    -------------    -------------    -------------

INVESTMENT OPERATIONS
   Net investment income                                           0.0122           0.0105           0.0162           0.0016
LESS DIVIDENDS
   Dividends from net investment income                           (0.0122          (0.0105          (0.0162          (0.0016)
                                                            -------------    -------------    -------------    -------------
NET ASSET VALUE, END OF PERIOD                              $      1.0000    $      1.0000    $      1.0000    $      1.0000
                                                            =============    =============    =============    =============

     Total return(2)                                                 1.22%            1.06%            1.63%            0.16%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                 $     228,764    $     184,178    $     213,837    $     169,164
     Ratio of expenses to average net assets                         0.20%            0.20%            0.18%            0.20%(3)
     Ratio of net investment income to average net assets            1.27%            1.07%            1.62%            1.71%(3)
     Decrease reflected in above operating expense
        ratios due to waivers/reimbursements                         0.11%            0.10%            0.17%            0.55%(3)

(1)  For the period November 28, 2001 (inception date) through December 31,
     2001.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements

(For a Class B Share of the Portfolio Outstanding Throughout Each Period)

                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                            ----------------------------------------------------------------
                                                                2004             2003             2002            2001(1)
                                                            -------------    -------------    -------------    -------------
PER SHARE DATA
   Net asset value, beginning of period                     $      1.0000    $      1.0000    $      1.0000    $      1.0000
                                                            -------------    -------------    -------------    -------------

INVESTMENT OPERATIONS
   Net investment income                                           0.0112           0.0095           0.0152           0.0015
LESS DIVIDENDS
   Dividends from net investment income                           (0.0112          (0.0095          (0.0152          (0.0015)
                                                            -------------    -------------    -------------    -------------
NET ASSET VALUE, END OF PERIOD                              $      1.0000    $      1.0000    $      1.0000    $      1.0000
                                                            =============    =============    =============    =============

     Total return(2)                                                 1.12%            0.95%            1.53%            0.15%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                 $     330,167    $     344,396    $     537,501    $          33
     Ratio of expenses to average net assets                         0.30%            0.30%            0.28%            0.30%(3)
     Ratio of net investment income to average net assets            1.17%            0.97%            1.52%            1.61%(3)
     Decrease reflected in above operating expense
        ratios due to waivers/reimbursements                         0.11%            0.10%            0.12%            0.55%(3)

(1)  For the period November 28, 2001 (inception date) through December 31,
     2001.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Portfolio Outstanding Throughout Each Period)

                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                            ----------------------------------------------------------------
                                                                2004             2003             2002            2001(1)
                                                            -------------    -------------    -------------    -------------
PER SHARE DATA
   Net asset value, beginning of period                     $      1.0000    $      1.0000    $      1.0000    $      1.0000
                                                            -------------    -------------    -------------    -------------

INVESTMENT OPERATIONS
   Net investment income                                           0.0097           0.0080           0.0137           0.0014
LESS DIVIDENDS
   Dividends from net investment income                           (0.0097)         (0.0080)         (0.0137)         (0.0014)
                                                            -------------    -------------    -------------    -------------
NET ASSET VALUE, END OF PERIOD                              $      1.0000    $      1.0000    $      1.0000    $      1.0000
                                                            =============    =============    =============    =============

     Total return(2)                                                 0.97%            0.80%            1.38%            0.14%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                 $      73,975    $      93,410    $     100,022    $          33
     Ratio of expenses to average net assets                         0.45%            0.45%            0.43%            0.45%(3)
     Ratio of net investment income to average net assets            1.02%            0.82%            1.37%            1.46%(3)
     Decrease reflected in above operating expense
        ratios due to waivers/reimbursements                         0.11%            0.10%            0.12%            0.55%(3)

(1)  For the period November 28, 2001 (inception date) through December 31,
     2001.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized. See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.-- GOVERNMENT PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class A Share of the Portfolio Outstanding Throughout Each Period)

                                                                     FOR THE YEAR ENDED DECEMBER 31,
                                                            -----------------------------------------------
                                                                2004             2003             2002(1)
                                                            -------------    -------------    -------------
PER SHARE DATA
   Net asset value, beginning of period                     $      1.0000    $      1.0000    $      1.0000
                                                            -------------    -------------    -------------
INVESTMENT OPERATIONS
   Net investment income                                           0.0119           0.0107           0.0178
LESS DIVIDENDS
   Dividends from net investment income                           (0.0119)         (0.0107)         (0.0178)
                                                            -------------    -------------    -------------
NET ASSET VALUE, END OF PERIOD                              $      1.0000    $      1.0000    $      1.0000
                                                            =============    =============    =============

      Total return(2)                                                1.20%            1.07%            1.80%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                 $      30,073    $      42,619    $      82,938
      Ratio of expenses to average net assets                        0.20%            0.20%            0.18%(3)
      Ratio of net investment income to average net assets           1.13%            1.06%            1.55%(3)
      Decrease reflected in above operating expense
        ratios due to waivers/reimbursements                         0.18%            0.18%            0.31%(3)

(1)  For the period January 25, 2002 (inception date) through December 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                See Accompanying Notes to Financial Statements.

(For a Class B Share of the Portfolio Outstanding Throughout Each Period)

                                                                     FOR THE YEAR ENDED DECEMBER 31,
                                                            -----------------------------------------------
                                                                2004             2003             2002(1)
                                                            -------------    -------------    -------------
PER SHARE DATA
   Net asset value, beginning of period                     $      1.0000    $      1.0000    $      1.0000
                                                            -------------    -------------    -------------
INVESTMENT OPERATIONS
   Net investment income                                           0.0110           0.0097           0.0169
LESS DIVIDENDS
   Dividends from net investment income                           (0.0110)         (0.0097)         (0.0169)
                                                            -------------    -------------    -------------
NET ASSET VALUE, END OF PERIOD                              $      1.0000    $      1.0000    $      1.0000
                                                            =============    =============    =============
     Total return(2)                                                 1.10%            0.97%            1.71%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                 $      73,289    $      92,476    $      75,169
     Ratio of expenses to average net assets                         0.30%            0.30%            0.28%(3)
     Ratio of net investment income to average net assets            1.03%            0.96%            1.46%(3)
     Decrease reflected in above operating expense
        ratios due to waivers/reimbursements                         0.18%            0.18%            0.16%(3)

(1)  For the period January 25, 2002 (inception date) through December 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                See Accompanying Notes to Financial Statements.

(For a Class C Share of the Portfolio Outstanding Throughout Each Period)

                                                                     FOR THE YEAR ENDED DECEMBER 31,
                                                            -----------------------------------------------
                                                                2004             2003             2002(1)
                                                            -------------    -------------    -------------
PER SHARE DATA
   Net asset value, beginning of period                     $      1.0000    $      1.0000    $      1.0000
                                                            -------------    -------------    -------------

INVESTMENT OPERATIONS
   Net investment income                                           0.0095           0.0082           0.0155
LESS DIVIDENDS
   Dividends from net investment income                           (0.0095)         (0.0082)         (0.0155)
                                                            -------------    -------------    -------------
NET ASSET VALUE, END OF PERIOD                              $      1.0000    $      1.0000    $      1.0000
                                                            =============    =============    =============

   Total return(2)                                                   0.95%            0.82%            1.56%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                 $      12,894    $      22,874    $      22,578
     Ratio of expenses to average net assets                         0.45%            0.45%            0.42%(3)
     Ratio of net investment income to average net assets            0.88%            0.81%            1.31%(3)
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                          0.18%            0.18%            0.15%(3)

(1)  For the period January 25, 2002 (inception date) through December 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Institutional Money Market Fund, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Fund currently offers two managed investment portfolios, the Prime Portfolio and Government Portfolio (each a "Portfolio" and collectively, the "Portfolios"), which are contained in this report. The Fund was incorporated under the laws of the State of Maryland on August 17, 2001.

   The investment objective of each Portfolio is high current income, consistent with liquidity and stability of principal.

   Each Portfolio offers three classes of shares: Class A shares, Class B shares and Class C shares. Each class of shares in each Portfolio represents an equal pro rata interest in the Portfolio, except that they bear different expenses, which reflect the difference in the range of services provided to them.

   Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Portfolio to maintain a stable net asset value of $1.00 per share. Each Portfolio has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

   A) SECURITY VALUATION -- The net asset value of each Portfolio is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Each Portfolio's investments are valued under the amortized cost method, which has been determined by the Portfolios' Board of Directors to represent the fair value of the Portfolios' investments. Amortized cost involves valuing a Portfolio's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize each Portfolio's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

   B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although the Portfolios may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   E) REPURCHASE AGREEMENTS -- Each Portfolio may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Credit Suisse Asset Management, LLC ("CSAM") serves as investment adviser for the Portfolios. For its investment advisory services, CSAM is entitled to receive a fee from each Portfolio at an annual rate of 0.20% of each Portfolio's average daily net assets. For the year ended December 31, 2004, investment advisory fees earned and voluntarily waived were as follows:

                                     GROSS                            NET
         PORTFOLIO                ADVISORY FEE      WAIVER       ADVISORY FEE
         ---------                ------------   ------------   -------------
         Prime Portfolio          $  1,345,518   $   (750,303)  $     595,215
         Government Portfolio          322,979       (298,499)         24,480

   CSAM will not recapture from the Portfolios any fees it waived during the fiscal year ended December 31, 2004.

   State Street Bank and Trust Company ("SSB"), serves as administrator to the Portfolios. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios administered by SSB and allocated based upon the relative average net assets of each fund/portfolio subject to an annual minimum fee.

         AVERAGE DAILY NET ASSETS                     ANNUAL RATE
         ------------------------                     -----------
         First $5 billion                  0.050% of average daily net assets
         Next $5 billion                   0.035% of average daily net assets
         Over $10 billion                  0.020% of average daily net assets

   For the year ended December 31, 2004, administrative services fees earned by SSB (including out-of-pocket fees) were as follows:

         PORTFOLIO                            ADMINISTRATIVE SERVICES FEE
         ---------                            ----------------------------
         Prime Portfolio                                 $  398,814
         Government Portfolio                               100,636

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI") currently serves as distributor of each Portfolio's shares. Pursuant to a distribution plan adopted by each Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.10% of the average daily net assets of the Class B shares of each Portfolio, and at an annual rate of 0.25% of the average daily net assets of the Class C shares of each Portfolio. CSAMSI may use this fee to compensate service organizations for distribution services. Class A shares of each Portfolio do not bear distribution expenses.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by each Portfolio to provide certain financial printing and fulfillment services. For the year ended December 31, 2004, Merrill was paid for its services by the Portfolios as follows:

         PORTFOLIO                           AMOUNT
         ---------                           ------
         Prime Portfolio                    $  5,698
         Government Portfolio                  5,698

NOTE 3. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue nine billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are designated Class A shares, two billion shares are designated Class B shares and two billion shares are designated Class C shares. Transactions in shares of each Portfolio were as follows:

                                                                            PRIME PORTFOLIO
                                                ----------------------------------------------------------------------------
                                                                                CLASS A
                                                ----------------------------------------------------------------------------
                                                         FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                          DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                ------------------------------------    ------------------------------------
                                                     SHARES              VALUE               SHARES              VALUE
                                                ----------------    ----------------    ----------------    ----------------
Shares sold                                        2,187,916,893    $  2,187,916,893       1,369,161,401    $  1,369,161,401
Shares issued in reinvestment of dividends             1,302,204           1,302,204             730,371             730,371
Shares redeemed                                   (2,144,607,689)     (2,144,607,689)     (1,399,553,554)     (1,399,553,554)
                                                ----------------    ----------------    ----------------    ----------------
Net increase (decrease)                               44,611,408    $     44,611,408         (29,661,782)   $    (29,661,782)
                                                ================    ================    ================    ================

                                                                            PRIME PORTFOLIO
                                                ----------------------------------------------------------------------------
                                                                                CLASS B
                                                ----------------------------------------------------------------------------
                                                         FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                          DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                ------------------------------------    ------------------------------------
                                                     SHARES              VALUE               SHARES              VALUE
                                                ----------------    ----------------    ----------------    ----------------
Shares sold                                          818,869,283    $    818,869,283         923,898,276    $    923,898,276
Shares issued in reinvestment of dividends             3,531,704           3,531,704           4,845,879           4,845,879
Shares redeemed                                     (836,602,046)       (836,602,046)     (1,121,839,977)     (1,121,839,977)
                                                ----------------    ----------------    ----------------    ----------------
Net decrease                                         (14,201,059)   $    (14,201,059)       (193,095,822)   $   (193,095,822)
                                                ================    ================    ================    ================

                                                                            PRIME PORTFOLIO
                                                ----------------------------------------------------------------------------
                                                                                CLASS C
                                                ----------------------------------------------------------------------------
                                                         FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                          DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                ------------------------------------    ------------------------------------
                                                     SHARES              VALUE               SHARES              VALUE
                                                ----------------    ----------------    ----------------    ----------------
Shares sold                                          176,370,553    $    176,370,553         174,870,549    $    174,870,549
Shares issued in reinvestment of dividends               881,181             881,181             886,783             886,783
Shares redeemed                                     (196,678,503)       (196,678,503)       (182,368,380)       (182,368,380)
                                                ----------------    ----------------    ---------------     ----------------
Net decrease                                         (19,426,769)   $    (19,426,769)         (6,611,048)   $     (6,611,048)
                                                ================    ================    ================    ================

                                                                          GOVERNMENT PORTFOLIO
                                                ----------------------------------------------------------------------------
                                                                                CLASS A
                                                ----------------------------------------------------------------------------
                                                         FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                          DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                ------------------------------------    ------------------------------------
                                                     SHARES              VALUE               SHARES              VALUE
                                                ----------------    ----------------    ---------------     ----------------
Shares sold                                          376,982,221    $    376,982,221       1,214,532,221    $  1,214,532,221
Shares issued in reinvestment of dividends               553,908             553,908             379,330             379,330
Shares redeemed                                     (390,085,233)       (390,085,233)     (1,255,231,116)     (1,255,231,116)
                                                ----------------    ----------------    ---------------     ----------------
Net decrease                                         (12,549,104)   $    (12,549,104)        (40,319,565)   $    (40,319,565)
                                                ================    ================    ================    ================

                                                                          GOVERNMENT PORTFOLIO
                                                ----------------------------------------------------------------------------
                                                                                CLASS B
                                                ----------------------------------------------------------------------------
                                                         FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                          DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                ------------------------------------    ------------------------------------
                                                     SHARES              VALUE               SHARES              VALUE
                                                ----------------    ----------------    ---------------     ----------------
Shares sold                                          212,465,085    $    212,465,085         311,379,208    $    311,379,208
Shares issued in reinvestment of dividends               949,566             949,566             783,181             783,181
Shares redeemed                                     (232,606,893)       (232,606,893)       (294,857,379)       (294,857,379)
                                                ----------------    ----------------    ---------------     ----------------
Net increase (decrease)                              (19,192,242)   $    (19,192,242)         17,305,010    $     17,305,010
                                                ================    ================    ================    ================

                                                                          GOVERNMENT PORTFOLIO
                                                ----------------------------------------------------------------------------
                                                                                CLASS C
                                                ----------------------------------------------------------------------------
                                                         FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                          DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                ------------------------------------    ------------------------------------
                                                     SHARES              VALUE               SHARES              VALUE
                                                ----------------    ----------------    ---------------     ----------------
Shares sold                                           43,731,781    $     43,731,781          38,359,614    $     38,359,614
Shares issued in reinvestment of dividends               160,155             160,155             176,731             176,731
Shares redeemed                                      (53,873,544)        (53,873,544)        (38,240,673)        (38,240,673)
                                                ----------------    ----------------    ---------------     ----------------
Net increase (decrease)                               (9,981,608)   $     (9,981,608)            295,672    $        295,672
                                                ================    ================    ================    ================

On December 31, 2004, the number of shareholders that held 5% or more of the outstanding shares of each class of the Portfolios were as follows:

                                    NUMBER OF    APPROXIMATE PERCENTAGE
           PORTFOLIO              SHAREHOLDERS   OF OUTSTANDING SHARES
           ---------              ------------   -----------------------
           Prime Portfolio
             Class A                     3                 92%
             Class B                     1                 99%
             Class C                     1                 99%
           Government Portfolio
             Class A                     2                 92%
             Class B                     1                 99%
             Class C                     1                 99%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 4. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

   The tax characteristics of dividends paid during the years ended December 31, 2004 and 2003, respectively, for the Portfolios were as follows:

                                                 ORDINARY INCOME
                                          ----------------------------
                PORTFOLIO                     2004            2003
                ---------                 ------------    ------------
                Prime Portfolio           $  7,719,561    $  7,144,706
                Government Portfolio         1,755,902       1,436,992

   At December 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                PRIME PORTFOLIO    GOVERNMENT PORTFOLIO
                                               -----------------   --------------------
           Undistributed ordinary income       $              --   $             12,307
           Accumulated net realized loss                 (44,429)                    --
                                               -----------------   --------------------
                                               $         (44,429)  $             12,307
                                               =================   ====================

   At December 31, 2004, the Portfolios had capital loss carryforwards available to offset possible future capital gains as follows:

                                               EXPIRES DECEMBER 31,
                                          ----------------------------
                PORTFOLIO                     2011            2012
                ---------                 ------------    ------------
                Prime Portfolio           $      8,547    $     35,882
                Government Portfolio                --              --

   At December 31, 2004, the identified cost for federal income tax purposes were as follows:

                PORTFOLIO                 IDENTIFIED COST
                ---------                 ---------------
                Prime Portfolio           $   624,079,874
                Government Portfolio          109,365,484

   At December 31, 2004, undistributed net investment income, accumulated net realized gain from investments, and paid-in capital have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments from dividend redesignations. Net assets were not affected by this reclassification:

                                                                           ACCUMULATED NET
                                         PAID-IN      UNDISTRIBUTED NET    REALIZED GAIN ON
           PORTFOLIO                     CAPITAL      INVESTMENT INCOME       INVESTMENTS
           ---------                   -----------    -----------------    ----------------
           Prime Portfolio             $        --    $              --    $             --
           Government Portfolio                 --    $          12,307    $       (12,307)

NOTE 5. CONTINGENCIES

   In the normal course of business, the Portfolios may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Credit Suisse Institutional Money Market Fund, Inc. -- Prime Portfolio and Credit Suisse Institutional Money Market Fund, Inc. -- Government Portfolio:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Institutional Money Market Fund, Inc. -- Prime Portfolio and Credit Suisse Institutional Money Market Fund, Inc. -- Government Portfolio (the "Portfolios") at December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 7, 2005

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                           TERM                                       NUMBER OF
                                           OF OFFICE(1)                               PORTFOLIOS IN
                                           AND                                        FUND
                            POSITION(S)    LENGTH         PRINCIPAL                   COMPLEX          OTHER
NAME, ADDRESS AND           HELD WITH      OF TIME        OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH               FUND           SERVED         PAST FIVE YEARS             DIRECTOR         HELD BY DIRECTOR
-------------------------   ------------   ------------   -------------------------   --------------   --------------------

INDEPENDENT DIRECTORS

Richard H. Francis          Director,      Since          Currently retired           41               None
c/o Credit Suisse Asset     Nominating     Portfolio
Management, LLC             and            Inception
466 Lexington Avenue        Audit
New York, New York          Committee
10017-3140                  Member

Date of Birth: 04/23/32

Jeffrey E. Garten(2)        Director,      Since          Dean of Yale School of      40               Director of Aetna,
Box 208200                  Nominating     Portfolio      Management and                               Inc. (insurance
New Haven, Connecticut      and            Inception      William S. Beinecke                          company); Director
06520-8200                  Audit                         Professor in the Practice                    of Calpine
                            Committee                     of International Trade                       Corporation (energy
Date of Birth: 10/29/46     Member                        and Finance from                             provider); Director
                                                          November 1995 to present.                    of CarMax Group
                                                                                                       (used car dealers).

Peter F. Krogh              Director,      Since          Dean Emeritus and           40               Director of Carlisle
301 ICC                     Nominating     Portfolio      Distinguished Professor                      Companies
Georgetown University       Committee      Inception      of International Affairs                     Incorporated
Washington, DC 20057        Chairman                      at the Edmund A. Walsh                       (diversified
                            and Audit                     School of Foreign                            manufacturing
Date of Birth: 02/11/37     Committee                     Service, Georgetown                          company).
                            Member                        University from June 1995
                                                          to present.

James S. Pasman, Jr.        Director,      Since          Currently retired           42               Director of
c/o Credit Suisse Asset     Nominating     Portfolio                                                   Education Management
Management, LLC             and            Inception                                                   Corp.
466 Lexington Avenue        Audit
New York, New York          Committee
10017-3140                  Member

Date of Birth: 12/20/30

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.
(2) Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000, and was subsequently re-appointed on December 21, 2000.

                                           TERM                                       NUMBER OF
                                           OF OFFICE(1)                               PORTFOLIOS IN
                                           AND                                        FUND
                            POSITION(S)    LENGTH         PRINCIPAL                   COMPLEX          OTHER
NAME, ADDRESS AND           HELD WITH      OF TIME        OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH               FUND           SERVED         PAST FIVE YEARS             DIRECTOR         HELD BY DIRECTOR
-------------------------   ------------   ------------   -------------------------   --------------   --------------------
INDEPENDENT DIRECTORS

Steven N. Rappaport         Lead           Since          Partner of Lehigh Court,    42               Director of
Lehigh Court, LLC           Director,      Portfolio      LLC and RZ Capital                           Presstek, Inc.
40 East 52nd Street         Nominating     Inception      (private investment                          (digital imaging
New York, New York          Committee                     firms) from July 2002 to                     technologies
10022                       Member                        present; Transition                          company); Director
                            and                           Adviser to SunGard                           of Wood Resources,
Date of Birth: 07/10/48     Audit                         Securities Finance, Inc.                     LLC. (plywood
                            Committee                     from February 2002 to                        manufacturing
                            Chairman                      July 2002; President of                      company).
                                                          SunGard Securities
                                                          Finance, Inc. from 2001
                                                          to February 2002;
                                                          President of Loanet, Inc.
                                                          (on-line accounting
                                                          service) from 1997 to
                                                          2001.

INTERESTED DIRECTORS

Michael E. Kenneally(3)     Chairman       Since          Chairman and Global Chief   44               None
Credit Suisse Asset         and Chief      2004           Executive Officer of CSAM
Management, LLC             Executive                     since 2003; Chairman and
466 Lexington Avenue        Officer                       Chief Investment Officer
New York, New York                                        of Banc of America
10017-3140                                                Capital Management from
                                                          1998 to March 2003.
Date of Birth: 03/30/54

William W. Priest(4)        Director       Since          Chief Executive Officer     47               Director of Globe
Epoch Investment Partners                  Portfolio      of J Net Enterprises,                        Wireless, LLC
667 Madison Avenue                         Inception      Inc. (technology holdings                    (maritime
New York, NY 10021                                        company) since June 2004;                    communication
                                                          Chief Executive Officer                      company); Director
Date of Birth: 09/24/41                                   of Epoch Investment                          of InfraRed X
                                                          Partners, Inc. since                         (medical device
                                                          April 2004; Co-Managing                      company); Director
                                                          Partner, Steinberg Priest                    of J Net
                                                          & Sloane Capital                             Enterprises, Inc.
                                                          Management, LLC from 2001
                                                          to March 2004; Chairman
                                                          and Managing Director of
                                                          CSAM from 2000 to
                                                          February 2001; Chief
                                                          Executive Officer and
                                                          Managing Director of CSAM
                                                          from 1990 to 2000.

----------
(3) Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act because he is an officer of CSAM.

(4) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                           TERM
                                           OF OFFICE(1)
                                           AND
                            POSITION(S)    LENGTH
NAME, ADDRESS AND           HELD WITH      OF TIME
DATE OF BIRTH               FUND           SERVED         PRINCIPAL OCCUPATIONS(S) DURING PAST FIVE YEARS
-------------------------   ------------   ------------   -----------------------------------------------
OFFICERS

Michael A. Pignataro        Chief          Since          Director and Director of Fund Administration of
Credit Suisse Asset         Financial      Portfolio      CSAM; Associated with CSAM since 1984; Officer
Management, LLC             Officer        Inception      of other Credit Suisse Funds.
466 Lexington Avenue        and
New York, New York          Treasurer
10017-3140

Date of Birth: 11/15/59

Emidio Morizio              Chief          Since          Director and Global Head of Compliance of CSAM;
Credit Suisse Asset         Compliance     2004           Associated with CSAM since July 2000; Vice
Management, LLC             Officer                       President and Director of Compliance of
466 Lexington Avenue                                      Forstmann-Leff Associates from 1998 to June
New York, New York                                        2000; Officer of other Credit Suisse Funds.
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                  Chief Legal    Since          Director and Deputy General Counsel of CSAM
Credit Suisse Asset         Officer        2004           since September 2004; Senior Associate of
Management, LLC                                           Shearman & Sterling LLP from September 2000 to
466 Lexington Avenue                                      September 2004; Senior Counsel of the SEC
New York, New York                                        Division of Investment Management from June 1997
10017-3140                                                to September 2000; Officer of other Credit
                                                          Suisse Funds.
Date of Birth: 08/14/70

J. Kevin Gao                Vice           Since          Vice President and legal counsel of CSAM;
Credit Suisse Asset         President      2004           Associated with CSAM since July 2003; Associated
Management, LLC             and                           with the law firm of Willkie Farr & Gallagher
466 Lexington Avenue        Secretary                     LLP from 1998 to 2003; Officer of other Credit
New York, New York                                        Suisse Funds.
10017-3140

Date of Birth: 10/13/67

Robert M. Rizza             Assistant      Since          Assistant Vice President of CSAM since January
Credit Suisse Asset         Treasurer      Portfolio      2001; Associated with CSAM since 1998; Officer
Management, LLC                            Inception      of other Credit Suisse Funds.
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
TAX INFORMATION LETTER (UNAUDITED)
December 31, 2004

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

   In the twelve months ended December 31, 2004 (the end of the fiscal year), 93.81% of the dividends paid by the Government Portfolio were US Government securities interest dividends for the purpose of federal income taxes and free from such taxes.

   In January 2005, you will be furnished with a schedule of the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Portfolios in 2004. It is suggested that you consult your tax advisor concerning the applicability of State and local taxes to dividends paid by the Portfolios during the year.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
PROXY POLICY AND PORTFOLIO HOLDINGS INFORMATION

   Information regarding how the Portfolios voted proxies related to their portfolio securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that the Portfolios use to determine how to vote proxies relating to their portfolio securities are available:

   - By calling 1-800-222-8977

   - On the Portfolios' website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Portfolios file a complete schedule of their portfolio holdings for the first and third quarters of their fiscal year with the SEC on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSIMM-2-1204

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2004. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2004.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended December 31, 2003 and December 31, 2004.

                                         2003            2004
-------------------------------------------------------------------
Audit Fees                               $  68,102       $   68,102
Audit-Related Fees(1)                    $   6,000       $    9,000
Tax Fees(2)                              $   4,646       $    4,646
All Other Fees                                  --               --
-------------------------------------------------------------------
Total                                    $  78,748       $   81,748
-------------------------------------------------------------------

(1) Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($6,000), and the registrant's third quarter 2004 Form N-Q filing ($3,000).

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended December 31, 2003 and December 31, 2004.

                                         2003            2004
-------------------------------------------------------------------
Audit-Related Fees                       N/A             N/A

Tax Fees                                 N/A             N/A
All Other Fees                           N/A             N/A
-------------------------------------------------------------------
Total                                    N/A             N/A
-------------------------------------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

                                         2003            2004
-------------------------------------------------------------------
Audit-Related Fees                       N/A             N/A
Tax Fees                                 N/A             N/A
All Other Fees                           N/A             N/A
-------------------------------------------------------------------
Total                                    N/A             N/A
-------------------------------------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended December 31, 2003 and December 31, 2004:

                                         2003            2004
-------------------------------------------------------------------
Audit-Related Fees                       N/A             N/A
Tax Fees                                 N/A             N/A
All Other Fees                           N/A             N/A
-------------------------------------------------------------------
Total                                    N/A             N/A
-------------------------------------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended December 31, 2003 and December 31, 2004 were $10,646 and $13,646, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, New York 10017. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  March 8, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  March 8, 2005

          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  March 8, 2005